INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 34,171
Due after one through five years	78,718
Due after five through ten years	15,935
Due after ten years
Total	128,824
AVAILABLE FOR SALE, Fair value
Due in one year or less	34,149
Due after one through five years	78,727
Due after five through ten years	15,935
Due after ten years
Total	$ 128,811
AVAILABLE FOR SALE, Weighted average yield
Due in one year or less	2.31%
Due after three through five years	3.01%
Due after five through ten years	3.23%
Due after ten years
Total	2.85%
HELD TO MATURITY, Amortized cost
Due in one year or less	$ 1,561
Due after three through five years	2,975
Due after five through ten years	1,645
Due after ten years
Total	6,181	$ 8,678
HELD TO MATURITY, Fair value
Due in one year or less	1,573
Due after one through five years	2,930
Due after five through ten years	1,622
Due after ten years
Total	$ 6,125	$ 8,815
HELD TO MATURITY, Weighted average yield
Due in one year or less	4.85%
Due after three through five years	3.03%
Due after five through ten years	3.13%
Due after ten years
Total	3.52%